Information on staff and remuneration - Programs granted (Details)	12 Months Ended
	Dec. 31, 2017 DKK Options	Dec. 31, 2016 Options	Dec. 31, 2015 Options
Program of 2010 - 2 Nov 2010
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	595,406
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	(589,237)
Number of warrants, expired	0	0	(6,169)
Number of warrants, end of the period	0	0	0
Term (months)	60 months
Volatility	56.00%
Share price | DKK	DKK 86
Exercise price (DKK) | DKK	DKK 94.6
Risk-free interest rate	2.64%
Program of 2010 - 10 Feb 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	11,600	403,000
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	0	(7,500)
Number of warrants, exercised	0	0	(383,900)
Number of warrants, expired	0	(11,600)	0
Number of warrants, end of the period	0	0	11,600
Term (months)	60 months
Volatility	33.00%
Share price | DKK	DKK 70.0
Exercise price (DKK) | DKK	DKK 77.0
Risk-free interest rate	3.09%
Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	728,629	1,055,854	2,104,136
Number of warrants granted	0	0	146,359
Number of warrants, forfeited	0	(1,250)	(28,750)
Number of warrants, exercised	(77,712)	(314,375)	(1,159,722)
Number of warrants, expired	(221,133)	(11,600)	(6,169)
Number of warrants, end of the period	429,784	728,629	1,055,854
Program of 2010 - 17 Nov 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	105,259	227,085
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	(105,259)	(121,826)
Number of warrants, expired	0	0	0
Number of warrants, end of the period	0	0	105,259
Term (months)	60 months
Volatility	34.00%
Share price | DKK	DKK 45.7
Exercise price (DKK) | DKK	DKK 50.27
Risk-free interest rate	1.02%
Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	6,250	151,741	220,250
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	0	(3,750)
Number of warrants, exercised	0	(145,491)	(64,759)
Number of warrants, expired	(6,250)	0	0
Number of warrants, end of the period	0	6,250	151,741
Term (months)	60 months
Volatility	44.00%
Share price | DKK	DKK 70.0
Exercise price (DKK) | DKK	DKK 77.0
Risk-free interest rate	0.37%
Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	214,883	214,883	214,883
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	(214,883)	0	0
Number of warrants, end of the period	0	214,883	214,883
Term (months)	60 months
Volatility	56.00%
Share price | DKK	DKK 86.0
Exercise price (DKK) | DKK	DKK 113.3
Risk-free interest rate	0.86%
Program of 2010 - 08 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	261,137	326,012	343,512
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	(1,250)	(17,500)
Number of warrants, exercised	(77,712)	(63,625)	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	183,425	261,137	326,012
Term (months)	60 months
Volatility	39.30%
Share price | DKK	DKK 79.5
Exercise price (DKK) | DKK	DKK 87.45
Risk-free interest rate	0.66%
Program of 2010 - 01 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000	100,000
Number of warrants granted	0	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	100,000	100,000	100,000
Term (months)	60 months
Volatility	37.50%
Share price | DKK	DKK 69.0
Exercise price (DKK) | DKK	DKK 75.9
Risk-free interest rate	0.71%
Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000	0
Number of warrants granted	0	0	100,000
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	100,000	100,000	100,000
Term (months)	60 months
Volatility	41.90%
Share price | DKK	DKK 115.5
Exercise price (DKK) | DKK	DKK 127.05
Risk-free interest rate	(0.21%)
Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	46,359	46,359	0
Number of warrants granted	0	0	46,359
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	46,359	46,359	46,359
Term (months)	60 months
Volatility	43.70%
Share price | DKK	DKK 92.0
Exercise price (DKK) | DKK	DKK 101.2
Risk-free interest rate	(0.10%)
Programs granted in 2015 - 2017
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	942,250	463,250	0
Number of warrants granted	538,566	487,250	466,250
Number of warrants, forfeited	(56,816)	(8,250)	(3,000)
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	1,424,000	942,250	463,250
Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000	0
Number of warrants granted	0	0	100,000
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	100,000	100,000	100,000
Term (months)	60 months
Volatility	43.70%
Share price | DKK	DKK 92.0
Exercise price (DKK) | DKK	DKK 101.2
Risk-free interest rate	(0.10%)
Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	357,250	363,250	0
Number of warrants granted	0	0	366,250
Number of warrants, forfeited	(7,500)	(6,000)	(3,000)
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	349,750	357,250	363,250
Term (months)	60 months
Volatility	43.70%
Share price | DKK	DKK 92.0
Exercise price (DKK) | DKK	DKK 101.2
Risk-free interest rate	(0.10%)
Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	345,000	0	0
Number of warrants granted	0	347,250	0
Number of warrants, forfeited	(16,250)	(2,250)	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	328,750	345,000	0
Term (months)	60 months
Volatility	43.50%
Share price | DKK	DKK 129.50
Exercise price (DKK) | DKK	DKK 142.45
Risk-free interest rate	(0.04%)
Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	0	0
Number of warrants granted	0	100,000	0
Number of warrants, forfeited	(14,566)	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	85,434	100,000	0
Term (months)	60 months
Volatility	43.50%
Share price | DKK	DKK 129.5
Exercise price (DKK) | DKK	DKK 142.45
Risk-free interest rate	(0.04%)
Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	0	0
Number of warrants granted	0	40,000	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	40,000	40,000	0
Term (months)	60 months
Volatility	45.00%
Share price | DKK	DKK 126.0
Exercise price (DKK) | DKK	DKK 138.6
Risk-free interest rate	(0.33%)
Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	424,000	0	0
Number of warrants, forfeited	(18,500)	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	405,500	0	0
Term (months)	60 months
Volatility	43.60%
Share price | DKK	DKK 123.0
Exercise price (DKK) | DKK	DKK 135.3
Risk-free interest rate	(0.24%)
Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	93,392	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	93,392	0	0
Term (months)	60 months
Volatility	43.60%
Share price | DKK	DKK 123.0
Exercise price (DKK) | DKK	DKK 135.3
Risk-free interest rate	(0.24%)
Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	14,566	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	14,566	0	0
Term (months)	60 months
Volatility	43.00%
Share price | DKK	DKK 118.5
Exercise price (DKK) | DKK	DKK 142.45
Risk-free interest rate	(0.16%)
Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0	0
Number of warrants granted	6,608	0	0
Number of warrants, forfeited	0	0	0
Number of warrants, exercised	0	0	0
Number of warrants, expired	0	0	0
Number of warrants, end of the period	6,608	0	0
Term (months)	60 months
Volatility	43.00%
Share price | DKK	DKK 118.5
Exercise price (DKK) | DKK	DKK 135.3
Risk-free interest rate	(0.16%)
Executive Management | Program of 2010 - 2 Nov 2010
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 10 Feb 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	31,019	62,038
Number of warrants, end of the period	0	31,019	62,038
Executive Management | Program of 2010 - 17 Nov 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	31,019
Number of warrants, end of the period	0	0	31,019
Executive Management | Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	31,019	31,019
Number of warrants, end of the period	0	31,019	31,019
Executive Management | Program of 2010 - 08 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 01 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Programs granted in 2015 - 2017
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	300,000	175,000
Number of warrants, end of the period	457,000	300,000	175,000
Executive Management | Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	100,000	100,000	100,000
Executive Management | Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	75,000	75,000
Number of warrants, end of the period	75,000	75,000	75,000
Executive Management | Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	25,000	0
Number of warrants, end of the period	25,000	25,000	0
Executive Management | Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	0
Number of warrants, end of the period	85,434	100,000	0
Executive Management | Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Executive Management | Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	57,000	0	0
Executive Management | Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	93,392	0	0
Executive Management | Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	14,566	0	0
Executive Management | Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	6,608	0	0
Other employees | Program of 2010 - 2 Nov 2010
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2010 - 10 Feb 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	11,600
Number of warrants, end of the period	0	0	11,600
Other employees | Programs granted in 2011 - 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	697,610	993,816
Number of warrants, end of the period	429,784	697,610	993,816
Other employees | Program of 2010 - 17 Nov 2011
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	74,240
Number of warrants, end of the period	0	0	74,240
Other employees | Program of 2010 - 10 Feb 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	6,250	151,741
Number of warrants, end of the period	0	6,250	151,741
Other employees | Program of 2010 - 19 Nov 2012
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	183,864	183,864
Number of warrants, end of the period	0	183,864	183,864
Other employees | Program of 2010 - 08 Feb 2013
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	261,137	326,012
Number of warrants, end of the period	183,425	261,137	326,012
Other employees | Program of 2010 - 01 Apr 2014
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	100,000	100,000	100,000
Other employees | Program of 2010 - 25 Mar 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	100,000	100,000
Number of warrants, end of the period	100,000	100,000	100,000
Other employees | Program of 2010 - 05 May 2015
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	46,359	46,359
Number of warrants, end of the period	46,359	46,359	46,359
Other employees | Programs granted in 2015 - 2017
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	642,250	288,250
Number of warrants, end of the period	967,000	642,250	288,250
Other employees | Program of 2015- 05 May 2015, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 05 May 2015, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	282,250	288,250
Number of warrants, end of the period	274,750	282,250	288,250
Other employees | Program of 2015- 05 April 2016, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	320,000	0
Number of warrants, end of the period	303,750	320,000	0
Other employees | Program of 2015- 05 April 2016, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 15 July 2016
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	40,000	0
Number of warrants, end of the period	40,000	40,000	0
Other employees | Program of 2015- 06 April 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	348,500	0	0
Other employees | Program of 2015- 06 April 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 25 August 2017, First
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0
Other employees | Program of 2015- 25 August 2017, Second
Disclosure of Information on staff and remuneration
Number of warrants, beginning of the period	0	0
Number of warrants, end of the period	0	0	0